UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549- FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-05740

Name of Registrant:	Putnam Managed Municipal Income Trust

Address of Principal Executive Offices:	100 Federal Street
Boston, Massachusetts 02110

Name and address of agent of service:	Stephen J. Tate, Vice President and Chief Legal Officer
Putnam Managed Municipal Income Trust
100 Federal Street
Boston, Massachusetts 02110

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	617-292-1000

Date of fiscal year end:	10/31

Date of reporting period:	07/01/2022 - 06/30/2023

Registrant Name :	Putnam Managed Municipal Income Trust
Fund Name :	Putnam Managed Municipal Income Trust
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorised.

Registrant:	Putnam Managed Municipal Income Trust

By:	/s/Stephen J. Tate

Name:	Stephen J. Tate

Title:	Vice President, Chief Legal Officer of Putnam Managed Municipal Income Trust

Date:	August 23, 2023